18. Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 826,848	$ 939,110
Increases	5,282	163,467
Decrease	(804,674)	(275,729)
Provisions, ending	27,456	826,848
Current provisions | Provision for lawsuits and claims
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	826,848	939,110
Increases	5,282	163,467
Decrease	(804,674)	(275,729)
Provisions, ending	$ 27,456	$ 826,848